Related Party Financing (Details 1)	6 Months Ended			12 Months Ended
	Jun. 30, 2016 CHF (SFr)	Jun. 30, 2016 EUR (€)	Jun. 30, 2016 USD ($)	Dec. 31, 2015 EUR (€)	Dec. 31, 2015 USD ($)
Device Agreement Fresenius SE Affiliate [Member]
Related Party Transactions 1 [Line Items]
Amount of transaction			$ 9,327,000
Maximum Amount	4,550	4,550	4,550
Minimum Amount	3,500	3,500	3,500
Cash Management AR Fresenius SE [Member]
Related Party Transactions 1 [Line Items]
Amount of transaction			$ 168,416,000		$ 131,252,000
Cash Management AP FreseniusSE [Member]
Related Party Transactions 1 [Line Items]
Amount of transaction			169,005,000		115,932,000
General Partner Loan 1 [Member]
Related Party Transactions 1 [Line Items]
Amount of transaction			$ 1,708,000		1,633,000
Date of repayment	Aug. 22, 2016	Aug. 22, 2016	Aug. 22, 2016
Interest rate	1.335%	1.335%	1.335%
Revised Interest Rate	1.334%	1.334%	1.334%
Transaction Amount Original Currency | €		€ 1,500,000
General Partner Loan 2 [Member]
Related Party Transactions 1 [Line Items]
Amount of transaction			$ 1,708,000		1,633,000
Date of repayment	Nov. 27, 2015	Nov. 27, 2015	Nov. 27, 2015
Interest rate	1.875%	1.875%	1.875%
Revised Interest Rate	1.223%	1.223%	1.223%
Transaction Amount Original Currency | €		€ 1,500,000
Loan To Equity Method Investee [Member]
Related Party Transactions 1 [Line Items]
Amount of transaction			$ 22,500,000
Date of repayment	Jun. 12, 2015	Jun. 12, 2015	Jun. 12, 2015
Interest rate	2.5366%	2.5366%	2.5366%
Multi Tranche Loan To Equity Method Investee [Member]
Related Party Transactions 1 [Line Items]
Amount of transaction			$ 81,673,000
Interest LIBOR	12 month LIBOR + 1.8%	12 month LIBOR + 1.8%	12 month LIBOR + 1.8%
Transaction Amount Original Currency | SFr	SFr 78,416,000
Term Loan 2011 Fresnius SE Affiliate Investment [Member]
Related Party Transactions 1 [Line Items]
Amount of transaction			$ 9,450,000		9,036,000
Date of repayment	Feb. 15, 2021	Feb. 15, 2021	Feb. 15, 2021
Interest rate	5.25%	5.25%	5.25%
Transaction Amount Original Currency | €		€ 8,300,000
Term Loan 2012 Fresnius SE Affiliate Investment [Member]
Related Party Transactions 1 [Line Items]
Amount of transaction			$ 9,450,000		9,036,000
Date of repayment	Jul. 31, 2019	Jul. 31, 2019	Jul. 31, 2019
Interest rate	5.25%	5.25%	5.25%
Transaction Amount Original Currency | €		€ 8,300,000
Fresenius SE Loan 1 [Member]
Related Party Transactions 1 [Line Items]
Amount of transaction			$ 60,568,000
Interest rate	0.797%	0.797%	0.797%
Transaction Amount Original Currency | €		€ 53,200,000
Fresenius SE Loan 2 [Member]
Related Party Transactions 1 [Line Items]
Amount of transaction					$ 15,786,000
Interest rate				0.97%	0.97%
Transaction Amount Original Currency | €				€ 14,500,000
General Partner AR [Member]
Related Party Transactions 1 [Line Items]
Amount of transaction			$ 671,000		$ 486,000
General Partner AP [Member]
Related Party Transactions 1 [Line Items]
Amount of transaction			1,937,000		$ 17,806,000
General Partner Reimbursement [Member]
Related Party Transactions 1 [Line Items]
Amount of transaction			$ 11,967,000